Summary of material accounting policies	3 Months Ended
Mar. 31, 2025
Summary Of Material Accounting Policies
Summary of material accounting policies

3.	Summary of material accounting policies:

These condensed consolidated interim financial statements have been prepared using the same accounting policies and methods that were used to prepare the Company’s 2024 Annual Consolidated Financial Statements